Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2016	May 31, 2023	May 31, 2022	May 31, 2021
Related Party Transaction [Line Items]
Payment towards loans to related parties			$ 2,387	$ 41,226	$ 10,486
Operating lease right of use assets			439,535	531,102
Operating lease liabilities			443,942
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current			9,383	23,245
Payment towards loans to related parties			2,387	41,226	10,486
Related party costs			1,766	54,695	2,090
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets			15,920	7,891
Operating lease liabilities			15,723	7,826
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Long-term investment under equity method and carrying amount			1,398	2,770
Metropolis Holding China Limited [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]		2,435	998
Dianshi jingwei [Member]
Related Party Transaction [Line Items]
Percentage of equity interest sold		51.00%
Dianshi jingwei [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]		0	20,181
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties				38,130
Impairment of loans receivable from related parties				40,197
MaxEn [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[3]		0	38,130	10,486
Dianshi Jingwei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party costs				52,380
Dianshi Jingwei [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[2]		0	3,096	0
Related party costs	[2]		0	52,380	0
Edutainment World [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[4]		4,086	2,016
Related party costs	[4]		$ 1,253	$ 186	$ 175

[1]	As of May 31, 2022 and 2023, the current amounts due from Metropolis, acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$998 and US$2,435, respectively and the non-current amounts due from Metropolis were US$2,770 and US$1,398, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2022 and 2023, the right-of-use assets related to the leases rented from Metropolis were US$7,891 and US$15,920, respectively, and the relevant lease liabilities were US$7,826 and US$15,723, respectively.
[2]	In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. In November 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.
[3]	For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was US$40,197, which was fully impaired.
[4]	Prior to April 2022, the Group’s investment in Edutainment World’s preferred shares were accounted for available-for-sale investment, while since April 2022, the investment was accounted for using equity method considering that the Group can exercise significant influence over Edutainment World. For the year ended May 31, 2021, 2022 and 2023, the Group provided services to Edutainment World, from which the unpaid balance was US$2,016 and US$4,086 as of May 31, 2022 and 2023, respectively.